Reverse Capitalization (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Number of Shares of Common Stock Issued	The number of shares of Common Stock issued immediately following the Closing was:

Number of Shares
Old Spire Common Stock (excluding Founders)	6,405,302
Old Spire Convertible Preferred Stock	42,873,636
Old Spire Convertible Notes	37,034,620
Old Spire Warrants (excluding EIB warrants)	672,355

Total Class A common shares to Old Spire stockholders (excluding Founders)	86,985,913
New Spire Class A Common Stock issued to Old Spire Founders	12,058,614
New Spire Class A Common Stock issued to PIPE Investors	24,500,000
New Spire Class A Common Stock held by public stockholders	1,979,515
New Spire Class A Common Stock issued to FP Lenders	2,468,492
New Spire Class A Common Stock resulting from conversion of NavSight Class B Common Stock	5,750,000

Total Shares of New Spire Class A Common Stock	133,742,534
New Spire Class B Common Stock issued to Old Spire Founders	12,058,614

Total Shares of New Spire Common Stock	145,801,148